Document and Entity Information	May 21, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2026
Entity File Number	1-10899
Entity Registrant Name	KIMCO REALTY CORPORATION
Entity Central Index Key	0000879101
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-2744380
Entity Address, Address Line One	500 N. Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share.
Trading Symbol	KIM
Security Exchange Name	NYSE
Depositary Shares, each representing one-thousandth of a share of 5.125% Class L Cumulative Redeemable Preferred Stock, $1.00 par value per share. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.125% Class L Cumulative Redeemable Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprL
Security Exchange Name	NYSE
Depositary Shares, each representing one-thousandth of a share of 5.250% Class M Cumulative Redeemable Preferred Stock, $1.00 par value per share. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 5.250% Class M Cumulative Redeemable Preferred Stock, $1.00 par value per share.
Trading Symbol	KIMprM
Security Exchange Name	NYSE
Depositary Shares, each representing one-thousandth of a share of 7.250% Class N Cumulative Convertible Perpetual Preferred Stock, $1.00 par value per share. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one-thousandth of a share of 7.250% Class N Cumulative Convertible Perpetual Preferred Stock, $1.00 par value per
Trading Symbol	KIMprN
Security Exchange Name	NYSE
Kimco Realty OP, LLC [Member]
Entity Information [Line Items]
Entity File Number	333-269102-01
Entity Registrant Name	KIMCO REALTY OP, LLC
Entity Central Index Key	0001959472
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1489725
Entity Emerging Growth Company	false